Leases	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Leases
7	LEASES
(a)	Right-of-use assets

	Buildings	Others	Total
	RMB million
Cost
As at 1 January 2020	4,686	2	4,688
Additions	1,157	1	1,158
Deductions	(413)	(1)	(414)

As at 31 December 2020	5,430	2	5,432

Accumulated depreciation
As at 1 January 2020	(1,167)	(1)	(1,168)
Charge for the year	(1,517)	(1)	(1,518)
Deductions	329	1	330

As at 31 December 2020	(2,355)	(1)	(2,356)

Impairment
As at 1 January 2020	—	—	—
Charge for the year	—	—	—
Deductions	—	—	—

As at 31 December 2020	—	—	—

Net book value
As at 1 January 2020	3,519	1	3,520

As at 31 December 2020	3,075	1	3,076

	Buildings	Others	Total
	RMB million
Cost
As at 1 January 2019	2,554	1	2,555
Additions	2,262	1	2,263
Deductions	(130)	—	(130)

As at 31 December 2019	4,686	2	4,688

Accumulated depreciation
As at 1 January 2019	—	—	—
Charge for the year	(1,196)	(1)	(1,197)
Deductions	29	—	29

As at 31 December 2019	(1,167)	(1)	(1,168)

Impairment
As at 1 January 2019	—	—	—
Charge for the year	—	—	—
Deductions	—	—	—

As at 31 December 2019	—	—	—

Net book value
As at 1 January 2019	2,554	1	2,555

As at 31 December 2019	3,519	1	3,520

The Group had no significant profit or loss from subleasing
right-of-use
assets or sale and leaseback transactions for the year ended 31 December 2020 (2019: same).
The Group’s
right-of-use
assets include the above assets and land use rights disclosed in Note 14.

(b)	The amounts recognised in profit or loss in relation to leases are as follows:

	As at 31	As at 31
	December 2020	December 2019
	RMB million	RMB million
Interest on lease liabilities	113	106
Depreciation charge of right-of-use assets	1,518	1,197
Expense relating to short-term leases	259	440
Expense relating to leases of low-value assets (except for short-term lease liabilities)	2	3

Total	1,892	1,746